NOTE C: INCOME TAXES (Detail) - The primary components of temporary differences that give rise to the Company’s net deferred tax ass (USD $)	Oct. 31, 2011	Oct. 31, 2010
Net operating loss and tax credit carry forwards	$ 1,529,879	$ 1,522,860
Accrued officer salaries	436,425	500,330
Deferred tax asset (before valuation allowance)	$ 1,966,304	$ 2,023,190